Long term incentive plan (Details Narrative)			1 Months Ended			12 Months Ended
	Jul. 14, 2022	May 11, 2022 $ / shares	Dec. 31, 2022	Mar. 19, 2021 USD ($) $ / shares shares	Dec. 29, 2020 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	May 11, 2022 USD ($) $ / shares shares	Oct. 05, 2021 $ / shares	Apr. 12, 2021 $ / shares	Feb. 12, 2021 $ / shares
Statement [Line Items]
Number of stock options granted	70,000		200,000			517,443
Converted into common shares						517,443
Vesting period description							expiration whereby 33.33% was set to expire on each of Feb 16, 2021, August 16, 2021, and Feb 16, 2022
Weighted average exercise price | (per share)									$ 0.65	$ 0.65	$ 0.90
Stock unit outstanding						101,872,614	98,184,260
RSUs [Member]
Statement [Line Items]
Weighted average expiration						1 year	1 year 4 months 24 days
Weighted average until vesting						4 months 17 days	10 months 9 days
Number of stock options granted		40,000			517,443	150,000
Converted into common shares						123,518
Reduction of capital | $						$ 70,190
Stock unit issued						270,000	475,000
Stock unit outstanding						270,000	475,000
Share-based compensation | $						$ 342,880	$ 468,844
Common shares received								40,000
Fair value of RSUs | $					$ 364,852			$ 77,230
Grant date market price | $ / shares					$ 0.71			$ 1.93
Vesting date Description		July 14, 2022
RSUs One [Member]
Statement [Line Items]
Number of stock options granted		30,000		200,000
Stock unit issued				200,000
Common shares received								30,000
Fair value of RSUs | $				$ 575,352				$ 57,922
Grant date market price | $ / shares				$ 2.88				$ 1.93
Vesting date		Jul. 14, 2022		Dec. 31, 2022
RSUs Four [Member]
Statement [Line Items]
Number of stock options granted				150,000
Stock unit issued				150,000
Fair value of RSUs | $				$ 431,514
Grant date market price | $ / shares				$ 2.88
Vesting date				May 17, 2021
RSUs Two [Member]
Statement [Line Items]
Stock unit issued				125,000
Fair value of RSUs | $				$ 359,595
Grant date market price | $ / shares				$ 2.88
Vesting date				Jun. 30, 2023
Stock Option [Member]
Statement [Line Items]
Weighted average expiration						1 year 8 months 27 days	2 years 1 month 24 days
Stock options outstanding						1,910,000	2,780,000
Market value | $ / shares				$ 2.88				$ 1.93
Volatility rate		128.00%		130.00%
Number of stock options granted		30,000		1,300,000
Number of options exercisable						1,910,000	2,780,000
Weighted average exercise price | $ / shares						$ 2.17	$ 1.73
Stock options exercisable price | (per share)		$ 2.50		$ 3.60
Option term		3 years		3 years
Options granted, amount | $				$ 2,777,404				$ 43,050
Risk free interest rate		2.74%		0.53%